Operating Segments	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
OPERATING SEGMENTS

NOTE 22: OPERATING SEGMENTS

a.	General:

Reportable segments represent the two lines of business for which the Company expects to earn income, incur costs and allocate resources. Operating segments are identified based on information that is reviewed by the chief operating decision maker (“CODM”) and senior management to make decisions about resources to be allocated and assess operational and financial performance. Accordingly, for management purposes, the Company is organized into operating segments as follows:

1.	Brokerage segment -– facilitates financial transactions between banks and offers a full range of brokerage services to banks worldwide.

2.	Digital assets segment -– development and operation of an integrated, regulated solution for trading blockchain assets such as digital assets and security tokens, and providing services and products related to the trading of blockchain assets.

b.	Reporting operating segments:

	Brokerage segment	Digital assets segment	Total

Year ended December 31, 2020:

External customers	$-	$-	$-

Total revenue	-	-	-

Segment income (loss)	-	(11,813)	(11,813)

Unallocated corporate expenses:
Other expense			(12,518)

Net income (loss) before taxes			$(24,331)

Year ended December 31, 2021:

External customers	$2,278	$266	$2,544

Total revenue	2,278	266	2,544

Segment income (loss)	383	(54,288)	(53,905)

Unallocated corporate expenses:
Other expense			(161,173)

Net income (loss) before taxes			$(215,078)

	Brokerage segment	Digital assets segment	Total

Year ended December 31, 2022:

External customers	$3,621	$652	$4,273

Total revenue, net	3,621	652	4,273

Segment income (loss)	(157)	(14,434)	(14,591)

Unallocated corporate expenses:
Other income			226,044

Net income (loss) before taxes			$211,453

Unallocated corporate expenses for the years ended December 31, 2022, 2021 and 2020 include the fair value adjustment on INX Tokens.

c.	Select balance sheet information:

	Brokerage segment	Digital assets segment	Total

As of December 31, 2021:

Segment assets	$2,544	$75,958	$78,502

Segment liabilities	940	300,496	301,436

As of December 31, 2022:

Segment assets	$2,351	$79,838	$82,189

Segment liabilities	1,077	63,644	64,721

d.	Revenue from major customers:

Revenue from major customers which account for 10% or more of total revenue as reported in the financial statements:

	Year ended December 31,
	2022	2021	2020

Brokerage segment:
Customer A	$452	$265	$-

e.	Revenue based on geographic locations:

Revenue reported in the financial statements are attributed to countries based on the location of the customers, as follows:

	Year ended December 31,
	2022	2021	2020

Brokerage segment:
State of Israel	$1,562	$911	$-
Other countries	2,059	1,367	-

Digital assets segment:
State of Israel	$90	$-	$-
Other countries	562	266	-